Pay vs Performance Disclosure - USD ($)	12 Months Ended			14 Months Ended	22 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2025	Oct. 01, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

Pay Versus Performance Table

Fiscal Year Ended November 30:	Summary compensation table total for David King (1) ($)	Summary compensation total table for Marc McConnell (2) ($)	Compensation actually paid to David King (3) ($)	Compensation actually paid to Marc McConnell (4) ($)	Average summary compensation table total for non-PEO named executive officers (5) ($)	Average compensation actually paid to non-PEO named executive officers (6) ($)	Value of initial fixed $100 investment based on: Total shareholder return (7) ($)	Net Income (8) ($)
2025	-	381,739	-	425,957	215,104	233,787	138.82	1,034,899
2024	342,004	349,370	248,573	328,367	212,449	205,149	82.52	307,375
2023	390,267	-	388,501	-	169,134	169,697	57.91	266,969

(1)	Mr. King served as the Company’s principal executive officer, or PEO, during the 2023 fiscal year and during the 2024 fiscal year until his termination of employment on October 1, 2024.
(2)

Mr. McConnell served as the Company’s PEO during fiscal year 2025 and during fiscal year 2024 for the period between October 4, 2024 - November 30, 2024. He did not serve as the Company’s PEO during any portion of the 2023 fiscal year.

(3)

The dollar amounts reported in this column for Mr. King represent the amounts of “compensation actually paid” to Mr. King, as computed in accordance with Item 402(v) of Regulation S-K, during the 2023 and 2024 fiscal years. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. King during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. King’s total compensation for each year to determine the compensation actually paid:

Adjustment To PEO Compensation, Footnote
Fiscal Year Ended November 30:	Reported Summary Compensation Table Total for Mr. King ($)	Reported Value of Equity Awards(a) ($)	Equity Awards Adjustments(b) ($)	Compensation Actually Paid to Mr. King ($)
2024	342,004	(42,400)	(51,031)	248,573
2023	390,267	(64,250)	62,484	388,501

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Awards” column in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) addition of the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) addition of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, addition of the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, addition of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) addition of the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year Ended November 30:	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Fair Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	-	-	-	-	-	-	-
2024	-	-	-	467	(51,498)	-	(51,031)
2023	51,500	2,567	-	8,417	-	-	62,484

(4)

The dollar amounts reported in this column for Mr. McConnell represent the amount of “compensation actually paid” to Mr. McConnell, as computed in accordance with Item 402(v) of Regulation S-K, during the 2025 and 2024 fiscal years. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. McConnell during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McConnell’s total compensation for the 2025 and 2024 fiscal years to determine the compensation actually paid:

Fiscal Year Ended November 30:	Reported Summary Compensation Table Total for Mr. McConnell ($)	Reported Value of Equity Awards(a) ($)	Equity Awards Adjustments(b) ($)	Compensation Actually Paid to Mr. McConnell ($)
2025	381,739	(49,690)	93,908	425,957
2024	349,370	(51,870)	30,867	328,367

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Awards” column in the Summary Compensation Table for the year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) addition of the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) addition of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, addition of the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, addition of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) addition of the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year Ended November 30:	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Fair Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	47,200	17,134	13,690	15,884	-	-	93,908
2024	34,000	(3,600)	9,470	467	-	-	30,867

Non-PEO NEO Average Total Compensation Amount	$ 215,104	$ 212,449	$ 169,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 233,787	205,149	169,697
Adjustment to Non-PEO NEO Compensation Footnote
(5)

The dollar amounts reported in this column represent the amounts reported for our named executive officers, or NEOs (excluding each person serving as our PEO in the applicable fiscal year) in the “Total” column of the Summary Compensation Table in each applicable year. The only NEO (excluding our PEO(s)) included for purposes of calculating the amounts in each applicable year was Michael Woods, our Chief Financial Officer, who was the only NEO (other than our PEO(s)) during each fiscal year.

(6)

The dollar amounts reported in this column represent the amounts of “compensation actually paid” to the NEO (excluding each person serving as our PEO in the applicable fiscal year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEO (excluding our PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEO (excluding our PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in Note (3):

Fiscal Year Ended November 30:	Reported Summary Compensation Table Total for Non-PEO NEO ($)	Reported Value of Equity Awards(a) ($)	Equity Awards Adjustments(b) ($)	Compensation Actually Paid to Non-PEO NEO ($)
2025	215,104	(18,000)	36,683	233,787
2024	212,449	(21,200)	13,900	205,149
2023	169,134	(17,9900	18,553	169,697

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Awards” column in the Summary Compensation Table for the applicable year.

(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) addition of the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) addition of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, addition of the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, addition of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) addition of the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year Ended November 30:	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	23,600	6,599	-	6,484	-	-	36,683
2024	17,000	(3,240)	-	140	-	-	13,900
2023	14,420	770	-	3,363	-	-	18,553

(7)

Cumulative total shareholder return (Cumulative TSR) is calculated by dividing (i) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.

(8)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Analysis of the Information Presented in the Pay versus Performance Table

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.

Compensation Actually Paid and Cumulative TSR

The following graphs set forth the relationship between Compensation Actually Paid to our PEO (and with respect to fiscal year 2024, both our PEOs during that year), the Compensation Actually Paid to our Non-PEO NEO, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following graphs set forth the relationship between Compensation Actually Paid to our PEO (and with respect to fiscal year 2024, both our PEOs during that year), the Compensation Actually Paid to our Non-PEO NEO, and the Company’s net income over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 138.82	82.52	57.91
Net Income (Loss)	1,034,899	307,375	266,969
PEO Name				Mr. McConnell	Mr. King
David King [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	342,004	390,267
PEO Actually Paid Compensation Amount	0	248,573	388,501
Marc McConnell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	381,739	349,370	0
PEO Actually Paid Compensation Amount	425,957	328,367	0
PEO | David King [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(51,031)	62,484
PEO | David King [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(42,400)	(64,250)
PEO | David King [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	51,500
PEO | David King [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,567
PEO | David King [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | David King [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	467	8,417
PEO | David King [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(51,498)	0
PEO | David King [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Marc McConnell [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,908	30,867
PEO | Marc McConnell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,690)	(51,870)
PEO | Marc McConnell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,200	34,000
PEO | Marc McConnell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,134	(3,600)
PEO | Marc McConnell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,690	9,470
PEO | Marc McConnell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,884	467
PEO | Marc McConnell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Marc McConnell [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,683	13,900	18,553
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,000)	(21,200)	(179,900)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,600	17,000	14,420
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,599	(3,240)	770
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,484	140	3,363
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0